Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2022
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000827060
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2022
Prospectus Date	rr_ProspectusDate	Nov. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A